Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of reconciliation of the components of cash and restricted cash
	June 30,
(in thousands)	2021 (unaudited)	2020 (unaudited)
Cash	$16,353	$3,411
Restricted cash	125	2,000
Restricted cash, non-current	207	—
Total cash and restricted cash presented in the condensed consolidated statements of cash flows	$16,685	$5,411

	December 31,
	2020	2019
Cash	$20,762,084	$9,603,266
Restricted cash	2,210,902	2,000,119
Total cash and restricted cash presented in the consolidated statements of cash flows	$22,972,986	$11,603,385

Schedule of liability deferred revenue
(in thousands)	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020 (unaudited)
Balance, beginning of period	$5,439	$5,510
Deferral of revenue	10,409	16,412
Recognition of unearned revenue	(9,963)	(16,483)
Balance, end of period	$5,885	$5,439

	Years Ended December 31,
	2020	2019
Balance, beginning of year	$5,510,460	$4,865,499
Deferral of revenue	16,411,279	14,752,642
Recognition of unearned revenue	(16,483,184)	(14,107,681)
Balance, end of year	$5,438,555	$5,510,460

Schedule of diluted weighted-average shares of common stock outstanding
	June 30, 2021 (unaudited)	June 30, 2020 (unaudited)
Convertible preferred stock	—	14,812,795
Convertible preferred stock warrants	—	2,767,836
Common stock warrants	3,333,791	5,585
Stock options	6,365,965	4,465,548
	9,699,756	22,051,764

	December 31,
	2020	2019
Convertible preferred stock	—	14,639,043
Convertible preferred stock warrants	—	2,710,498
Common stock warrants	2,991,499	5,585
Stock options	4,211,857	2,749,298
	7,203,356	20,104,424